FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details) - tenants	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Concentration Risk [Line Items]
Number of tenants	50	50
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	68.80%	77.70%
Four Customers [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk	68.44%
Three Customers [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk		66.90%
Three Customers [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk	44.40%	44.60%